RSU’s	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
RSU’s

13. RSU’s

Effective March 25, 2020, the board of directors approved a RSU Plan to grant RSUs to its officers, directors, key employees and consultants.

The following table summarizes the RSU activity during the year ended December 31, 2023:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2022	4,822,741	$0.22
Granted (i, ii, iii)	10,844,993	0.23
Vested	(5,809,217)	0.24
Forfeited	(2,813,990)	0.20
Unvested as at December 31, 2023	7,044,527	$0.24
Granted (iv, v)	9,720,403	0.11
Vested	(2,667,436)	0.23
Forfeited	(71,000)	0.50
Unvested as at December 31, 2024	14,026,494	$0.15

(i)	On June 1, 2023, the Company granted 4,067,637 RSUs to executives and employees of the Company, which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $355,420 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(ii)	On June 4, 2023, the Company granted 42,000 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $7,825 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iii)	On July 4, 2023, the Company granted 6,735,356 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2024, 2025 and 2026. The vesting of these RSUs resulted in stock-based compensation of $344,515 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iv)	On January 29, 2024, the Company granted 672,450 RSUs to executives and employees of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $50,000 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(v)	On March 13, 2024, the Company granted 9,047,953 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $361,690 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

The vesting of RSUs during the year ended December 31, 2024, resulted in stock-based compensation expense of $836,691 (949,114 for the year ended December 31, 2023), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.